Quarterly Holdings Report
for

Fidelity Freedom® Blend 2060 Fund

June 30, 2021

FBF-Y60-QTLY-0821
1.9892483.102

Schedule of Investments June 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 51.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	907,917	$17,486,477
Fidelity Series Commodity Strategy Fund (a)	806,282	4,490,993
Fidelity Series Large Cap Growth Index Fund (a)	633,858	11,149,554
Fidelity Series Large Cap Stock Fund (a)	623,373	12,342,778
Fidelity Series Large Cap Value Index Fund (a)	1,523,397	23,536,487
Fidelity Series Small Cap Opportunities Fund (a)	322,753	5,880,559
Fidelity Series Value Discovery Fund (a)	518,131	8,714,968
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,236,001)		83,601,816

International Equity Funds - 40.6%
Fidelity Series Canada Fund (a)	300,684	4,215,585
Fidelity Series Emerging Markets Fund (a)	197,564	2,410,281
Fidelity Series Emerging Markets Opportunities Fund (a)	806,356	21,658,729
Fidelity Series International Growth Fund (a)	502,836	9,835,481
Fidelity Series International Index Fund (a)	334,748	4,117,403
Fidelity Series International Small Cap Fund (a)	154,770	3,446,726
Fidelity Series International Value Fund (a)	877,156	9,797,834
Fidelity Series Overseas Fund (a)	720,277	9,817,376
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $52,315,386)		65,299,415

Bond Funds - 6.9%
Fidelity Series Corporate Bond Fund (a)	1,587	17,695
Fidelity Series Emerging Markets Debt Fund (a)	95,118	886,498
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	28,226	292,704
Fidelity Series Floating Rate High Income Fund (a)	19,226	177,837
Fidelity Series Government Bond Index Fund (a)	2,078	22,071
Fidelity Series High Income Fund (a)	106,482	1,021,162
Fidelity Series Inflation-Protected Bond Index Fund (a)	294,176	3,230,048
Fidelity Series Investment Grade Bond Fund (a)	2,071	24,272
Fidelity Series Investment Grade Securitized Fund (a)	1,619	16,758
Fidelity Series Long-Term Treasury Bond Index Fund (a)	581,832	4,869,935
Fidelity Series Real Estate Income Fund (a)	52,995	615,803
TOTAL BOND FUNDS
(Cost $11,154,317)		11,174,783

Short-Term Funds - 0.6%
Fidelity Cash Central Fund 0.06% (b)	203	203
Fidelity Series Government Money Market Fund 0.08% (a)(c)	236,177	236,177
Fidelity Series Short-Term Credit Fund (a)	14,967	152,066
Fidelity Series Treasury Bill Index Fund (a)	49,903	499,031
TOTAL SHORT-TERM FUNDS
(Cost $886,666)		887,477
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $129,592,370)		160,963,491
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,058
NET ASSETS - 100%		$160,965,549

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$--	$100,203	$100,000	$--	$--	$203	0.0%
Total	$--	$100,203	$100,000	$--	$--	$203

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an underlying Fund changes its name, the name presented below is the name in effect at period end.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Blue Chip Growth Fund	$14,493,113	$2,736,119	$1,417,911	$--	$43,629	$1,631,527	$17,486,477
Fidelity Series Canada Fund	3,187,380	738,527	36,050	--	(94)	325,822	4,215,585
Fidelity Series Commodity Strategy Fund	3,656,970	599,324	279,784	--	18,181	496,302	4,490,993
Fidelity Series Corporate Bond Fund	14,435	2,924	107	104	--	443	17,695
Fidelity Series Emerging Markets Debt Fund	720,725	153,370	7,585	8,877	5	19,983	886,498
Fidelity Series Emerging Markets Debt Local Currency Fund	240,892	46,153	2,836	--	(24)	8,519	292,704
Fidelity Series Emerging Markets Fund	2,095,811	395,663	178,180	--	(2,130)	99,117	2,410,281
Fidelity Series Emerging Markets Opportunities Fund	18,841,581	3,510,953	1,616,822	--	(26,490)	949,507	21,658,729
Fidelity Series Floating Rate High Income Fund	145,194	32,820	1,182	1,614	5	1,000	177,837
Fidelity Series Government Bond Index Fund	17,620	4,282	107	51	(3)	279	22,071
Fidelity Series Government Money Market Fund 0.08%	341,434	51,780	157,037	48	--	--	236,177
Fidelity Series High Income Fund	836,325	175,950	12,415	11,278	136	21,166	1,021,162
Fidelity Series Inflation-Protected Bond Index Fund	2,632,303	556,934	21,489	--	(17)	62,317	3,230,048
Fidelity Series International Growth Fund	7,853,697	1,619,780	371,811	--	8,805	725,010	9,835,481
Fidelity Series International Index Fund	3,272,708	725,320	53,380	--	2,700	170,055	4,117,403
Fidelity Series International Small Cap Fund	2,809,546	498,779	73,761	--	1,019	211,143	3,446,726
Fidelity Series International Value Fund	7,832,972	1,912,011	154,998	--	(998)	208,847	9,797,834
Fidelity Series Investment Grade Bond Fund	19,953	4,532	574	113	(11)	372	24,272
Fidelity Series Investment Grade Securitized Fund	13,842	2,955	107	7	(1)	69	16,758
Fidelity Series Large Cap Growth Index Fund	9,149,383	1,681,303	805,428	46,011	20,980	1,103,316	11,149,554
Fidelity Series Large Cap Stock Fund	9,994,618	1,891,255	292,933	--	416	749,422	12,342,778
Fidelity Series Large Cap Value Index Fund	19,091,927	3,721,200	277,347	--	3,608	997,099	23,536,487
Fidelity Series Long-Term Treasury Bond Index Fund	3,605,691	1,122,371	114,471	24,909	(19,165)	275,509	4,869,935
Fidelity Series Overseas Fund	7,851,748	1,674,179	358,002	--	5,745	643,706	9,817,376
Fidelity Series Real Estate Income Fund	501,036	93,169	6,296	834	200	27,694	615,803
Fidelity Series Short-Term Credit Fund	168,457	35,759	52,026	605	(124)	--	152,066
Fidelity Series Small Cap Opportunities Fund	4,826,919	1,039,113	120,918	--	187	135,258	5,880,559
Fidelity Series Treasury Bill Index Fund	542,511	120,479	163,959	86	(227)	227	499,031
Fidelity Series Value Discovery Fund	7,054,331	1,512,761	252,441	--	836	399,481	8,714,968
	$131,813,122	$26,659,765	$6,829,957	$94,537	$57,168	$9,263,190	$160,963,288

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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